Provisions, contingent assets and contingent liabilities (Details 2) - Guarantees Of Contingencies Provisions And Legal Obligations [Member] - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Deposits in guarantee (Note 18a)	R$ 13,001	R$ 12,264
Investments fund quotas	615	690
Surety	5,262	4,115
Insurance bond	19,256	18,771
Guarantee by government securities	292	242
Total	38,426	R$ 36,082
Civil [Member]
IfrsStatementLineItems [Line Items]
Deposits in guarantee (Note 18a)	1,761
Investments fund quotas	416
Surety	64
Insurance bond	1,622
Total	3,863
Labour [Member]
IfrsStatementLineItems [Line Items]
Deposits in guarantee (Note 18a)	2,044
Investments fund quotas	136
Surety	52
Insurance bond	1,461
Total	3,693
Tax [Member]
IfrsStatementLineItems [Line Items]
Deposits in guarantee (Note 18a)	9,196
Investments fund quotas	63
Surety	5,146
Insurance bond	16,173
Guarantee by government securities	292
Total	R$ 30,870